Annual Fund Operating Expenses	Aug. 01, 2025
Short-Intermediate Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.74%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.78%)	[1]
Net Expenses (as a percentage of Assets)	0.66%
Short-Intermediate Bond Fund | Institutional Plus Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.24%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.29%)	[1]
Net Expenses (as a percentage of Assets)	0.45%
Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Income Fund | Institutional Class, Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.43%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	1.56%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(1.55%)	[2]
Net Expenses (as a percentage of Assets)	0.61%	[3]
Income Fund | Institutional Plus Class, Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.24%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	0.48%	[3]
Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Tributary Nebraska Tax-Free Fund | Institutional Plus Class, Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.38%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.33%)	[4]
Net Expenses (as a percentage of Assets)	0.45%
Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Balanced Fund | Institutional Class, Balanced Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.40%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.41%)	[5]
Net Expenses (as a percentage of Assets)	0.91%	[6]
Balanced Fund | Institutional Plus Class, Balanced Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.33%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.34%)	[5]
Net Expenses (as a percentage of Assets)	0.74%	[6]
Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Tributary Small/Mid Cap Fund | Institutional Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.64%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	4.66%
Expenses (as a percentage of Assets)	5.50%
Fee Waiver or Reimbursement	(4.58%)	[7]
Net Expenses (as a percentage of Assets)	0.92%
Tributary Small/Mid Cap Fund | Institutional Plus Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.49%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.44%)	[7]
Net Expenses (as a percentage of Assets)	0.90%
Small Company Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Small Company Fund | Institutional Class, Small Company Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.30%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.19%)	[8]
Net Expenses (as a percentage of Assets)	1.18%
Small Company Fund | Institutional Plus Class, Small Company Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.10%)	[8]
Net Expenses (as a percentage of Assets)	0.95%

[1]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.45%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2026, unless the Board of Directors approves a change in or elimination of the waiver.
[2]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.48%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2026, unless the Board of Directors approves a change in or elimination of the waiver.
[3]	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of average net assets provided in the financial highlights due to a reduction in the expense cap.
[4]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/ or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.45%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2026, unless the Board of Directors approves a change in or elimination of the waiver.
[5]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.74%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2026, unless the Board of Directors approves a change in or elimination of the waiver.
[6]	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of average net assets provided in the financial highlights due to a reduction in the expense cap.
[7]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.90%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2026, unless the Board of Directors approves a change in or elimination of the waiver.
[8]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.96%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2026, unless the Board of Directors approves a change in or elimination of the waiver.